UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Europe Capital Appreciation Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general inform ation of the shareholders of the fund. This report is not authorized for distribution to prospec tive investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,325.60	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,324.90	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,321.70	$ 12.95
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,321.00	$ 12.95
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,328.50	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Synthes, Inc. (United States of America, Health
Care Equipment & Supplies)	2.9	0.0
Benfield Group PLC (United Kingdom, Insurance)	2.7	0.0
Bayer AG (Germany, Chemicals)	2.5	2.0
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	2.5	0.5
Infineon Technologies AG (Germany,
Semiconductors & Semiconductor Equipment)	2.3	0.0
	12.9
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.0	20.1
Consumer Discretionary	13.2	11.1
Materials	11.1	7.4
Energy	10.3	18.4
Industrials	7.0	5.1
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Germany	14.1	12.5
United Kingdom	10.3	23.4
Switzerland	8.8	7.7
France	7.8	10.8
Norway	7.6	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 82.2%
	Shares	Value (Note 1)

Argentina – 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR	28,600	$ 496,782
Austria – 1.8%
Flughafen Wien AG	7,000	533,956
OMV AG	6,100	424,130
TOTAL AUSTRIA		958,086

Canada 3.9%
European Goldfields Ltd. (a)	203,900	789,702
First Quantum Minerals Ltd.	11,500	555,868
MagIndustries Corp. (a)	76,640	109,682
MagIndustries Corp. (a)(e)	99,600	128,286
New Flyer Industries, Inc. / New Flyer Canada	55,300	420,438
TOTAL CANADA		2,003,976

Finland – 1.1%
Metso Corp.	14,600	580,233
France – 7.8%
Compagnie Generale de Geophysique SA (a)	3,000	484,852
Icade SA	7,800	335,475
Lagardere S.C.A. (Reg.)	5,300	437,982
Pernod Ricard SA	4,125	799,902
Renault SA	7,700	893,753
Total SA sponsored ADR	7,700	1,062,754
TOTAL FRANCE		4,014,718

Germany – 13.5%
Bayer AG	28,400	1,311,768
Deutsche Postbank AG	5,400	412,862
E.ON AG (d)	8,500	1,035,045
Infineon Technologies AG (a)	97,000	1,185,340
Lanxess AG (a)	22,300	912,130
MAN AG	6,500	492,782
Premiere AG (a)	50,400	826,633
SAP AG	3,600	786,672
TOTAL GERMANY		6,963,232

Greece – 1.1%
Greek Organization of Football Prognostics SA	14,900	550,799
Hong Kong – 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	266,000	185,263
Italy 4.7%
Banca Intesa Spa	61,105	363,109

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Italy – continued
Banca Italease Spa	12,000	$ 730,647
FASTWEB Spa	12,027	604,223
Unicredito Italiano Spa	95,000	715,904
TOTAL ITALY		2,413,883

Luxembourg 2.1%
Millicom International Cellular SA unit (a)	22,576	1,109,088
Netherlands – 6.2%
Completel Europe NV (a)	4,740	313,364
ING Groep NV (Certificaten Van Aandelen)	24,030	975,137
Reed Elsevier NV	54,400	806,447
Tele Atlas NV (a)	43,222	1,098,800
TOTAL NETHERLANDS		3,193,748

Norway 7.6%
Petroleum Geo-Services ASA (a)	14,600	822,195
Statoil ASA	32,000	1,054,237
TANDBERG ASA	10,700	108,966
TANDBERG Television ASA (a)	21,800	438,703
TGS Nopec Geophysical Co. ASA (a)	10,850	728,992
Yara International ASA	49,200	792,479
TOTAL NORWAY		3,945,572

Philippines – 0.4%
Semirara Mining Corp.	399,000	212,172
Russia – 1.1%
JSC MMC ’Norilsk Nickel’ sponsored ADR	3,600	477,000
Polyus Gold Co. Zao ADR (a)	3,000	104,400
TOTAL RUSSIA		581,400

Spain – 1.7%
Banco Bilbao Vizcaya Argentaria SA	39,800	877,988
Sweden – 3.5%
Micronic Laser Systems AB (a)	38,700	786,254
OMX AB	3,000	57,688
Swedish Match Co.	64,400	967,072
TOTAL SWEDEN		1,811,014

Switzerland – 8.8%
Actelion Ltd. (Reg.) (a)	11,537	1,304,110
Credit Suisse Group (Reg.)	14,610	917,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

Switzerland – continued
Novartis AG:
(Reg.)	10,897	$ 626,686
sponsored ADR	3,000	172,530
Swissfirst AG	1,628	142,416
Syngenta AG:
warrants 5/22/06 (a)	5,453	8,749
(Switzerland)	4,187	581,574
The Swatch Group AG (Reg.)	21,591	792,059
TOTAL SWITZERLAND		4,545,740

Turkey 0.5%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	72,425	267,247
Selcuk Ecza Deposu Tic AS	4,000	20,265
TOTAL TURKEY		287,512

United Kingdom – 10.3%
Amlin PLC	17,270	88,662
BAE Systems PLC	125,100	952,531
Benfield Group PLC	197,600	1,400,049
BG Group PLC	42,203	567,252
Chaucer Holdings PLC	494,083	621,748
ITV PLC	360,600	756,291
NETeller PLC (a)	40,467	571,963
Standard Chartered PLC (United Kingdom)	14,200	377,064
TOTAL UNITED KINGDOM		5,335,560

United States of America – 4.8%
NTL, Inc. (a)	36,350	998,898
Synthes, Inc.	11,872	1,474,068
TOTAL UNITED STATES OF AMERICA		2,472,966

TOTAL COMMON STOCKS
(Cost $34,555,355)		42,539,732

Nonconvertible Preferred Stocks 2.9%

Germany – 0.6%
Porsche AG (non-vtg.)	330	329,120
Italy 2.3%
Istituto Finanziario Industriale Spa (IFI) (a)	48,900	1,163,130
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,146,751)		1,492,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 15.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	6,703,092	$ 6,703,092
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	1,080,350	1,080,350
TOTAL MONEY MARKET FUNDS
(Cost $7,783,442)		7,783,442
TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $43,485,548)		51,815,424

NET OTHER ASSETS – (0.2)%		(87,621)
NET ASSETS 100%		$ 51,727,803

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $128,286 or
0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
MagIndustries
Corp.	3/16/06	$ 105,824

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 71,446
Fidelity Securities Lending Cash Central Fund	6,309
Total	$ 77,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $1,035,045) See accompanying
schedule:
Unaffiliated issuers (cost $35,702,106)	$ 44,031,982
Affiliated Central Funds (cost $7,783,442)	7,783,442
Total Investments (cost $43,485,548)		$ 51,815,424
Receivable for investments sold		74,625
Receivable for fund shares sold		2,455,508
Dividends receivable		153,661
Interest receivable		19,427
Prepaid expenses		72
Receivable from investment adviser for expense
reductions		22,097
Other affiliated receivables		1,646
Other receivables		14,924
Total assets		54,557,384

Liabilities
Payable for investments purchased	$ 1,550,084
Payable for fund shares redeemed	102,065
Accrued management fee	26,912
Distribution fees payable	21,905
Other affiliated payables	13,940
Other payables and accrued expenses	34,325
Collateral on securities loaned, at value	1,080,350
Total liabilities		2,829,581

Net Assets		$ 51,727,803
Net Assets consist of:
Paid in capital		$ 40,604,153
Undistributed net investment income		50,919
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		2,739,787
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		8,332,944
Net Assets		$ 51,727,803

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($13,196,467 ÷ 757,961 shares)	$ 17.41
Maximum offering price per share (100/94.25 of $17.41)	$ 18.47
Class T:
Net Asset Value and redemption price per share
($20,970,138 ÷ 1,213,002 shares)	$ 17.29
Maximum offering price per share (100/96.50 of $17.29)	$ 17.92
Class B:
Net Asset Value and offering price per share
($7,808,202 ÷ 462,709 shares)A	$ 16.87
Class C:
Net Asset Value and offering price per share
($7,851,278 ÷ 465,291 shares)A	$ 16.87
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($1,901,718 ÷ 108,003 shares)	$ 17.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 296,599
Income from affiliated Central Funds		77,755
		374,354
Less foreign taxes withheld		(24,564)
Total income		349,790

Expenses
Management fee	$ 117,089
Transfer agent fees	61,469
Distribution fees	101,886
Accounting and security lending fees	9,379
Independent trustees’ compensation	59
Custodian fees and expenses	29,327
Registration fees	52,987
Audit	23,225
Legal	109
Miscellaneous	133
Total expenses before reductions	395,663
Expense reductions	(105,840)	289,823

Net investment income (loss)		59,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,779,275
Foreign currency transactions	(3,469)
Total net realized gain (loss)		2,775,806
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,628,344
Assets and liabilities in foreign currencies	3,429
Total change in net unrealized appreciation
(depreciation)		6,631,773
Net gain (loss)		9,407,579
Net increase (decrease) in net assets resulting from
operations		$ 9,467,546

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,967	$ 124,945
Net realized gain (loss)	2,775,806	4,326,987
Change in net unrealized appreciation (depreciation) .	6,631,773	(573,925)
Net increase (decrease) in net assets resulting
from operations	9,467,546	3,878,007
Distributions to shareholders from net investment income .	(119,953)	—
Distributions to shareholders from net realized gain	(423,332)	—
Total distributions	(543,285)	—
Share transactions - net increase (decrease)	17,818,370	118,782
Redemption fees	1,095	568
Total increase (decrease) in net assets	26,743,726	3,997,357

Net Assets
Beginning of period	24,984,077	20,986,720
End of period (including undistributed net investment
income of $50,919 and undistributed net investment
income of $111,189, respectively)	$ 51,727,803	$ 24,984,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13
Income from Investment
Operations
Net investment income
(loss)E	.06	.12	.01	.04	.05	.01
Net realized and unre
alized gain (loss)	4.23	2.05	1.37	1.98	(1.02)	(2.14)
Total from investment
operations	4.29	2.17	1.38	2.02	(.97)	(2.13)
Distributions from net
investment income	(.13)	—	(.08)	(.05)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.35)	—	(.08)	(.05)	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 17.41	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00
Total ReturnB,C,D	32.56%	19.20%	13.87%	25.30%	(10.78)%	(19.14)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.05%A	2.16%	2.41%H	3.07%	2.57%	2.16%
Expenses net of fee
waivers, if any	1.50%A	1.55%	1.75%	1.75%	1.96%	2.00%
Expenses net of all
reductions	1.40%A	1.44%	1.68%	1.69%	1.91%	1.95%
Net investment income
(loss)	74%A	.95%	.07%	.49%	.48%	.14%
Supplemental Data
Net assets, end of
period (000 omitted)	$13,197	$ 4,544	$ 2,905	$ 3,346	$ 2,071	$ 2,577
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 2.74% to
2.41% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95	$ 11.09
Income from Investment
Operations
Net investment income
(loss)E	.04	.09	(.02)	.02	.02	(.01)
Net realized and unre
alized gain (loss)	4.21	2.04	1.36	1.96	(.99)	(2.13)
Total from investment
operations	4.25	2.13	1.34	1.98	(.97)	(2.14)
Distributions from net
investment income	(.08)	—	(.06)	(.03)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.30)	—	(.06)	(.03)	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 17.29	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95
Total ReturnB,C,D	32.49%	19.00%	13.54%	24.90%	(10.84)%	(19.30)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.30%A	2.45%	2.70%H	3.34%	2.80%	2.40%
Expenses net of fee
waivers, if any	1.75%A	1.81%	2.00%	2.00%	2.20%	2.25%
Expenses net of all
reductions	1.65%A	1.70%	1.93%	1.94%	2.16%	2.19%
Net investment income
(loss)	.49%A	.70%	(.18)%	.24%	.24%	(.10)%
Supplemental Data
Net assets, end of
period (000 omitted)	$20,970	$ 8,893	$ 8,102	$ 7,628	$ 7,079	$ 9,749
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.03% to
2.70% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99
Income from Investment
Operations
Net investment income
(loss)E	—	.02	(.07)	(.02)	(.02)	(.06)
Net realized and unre
alized gain (loss)	4.12	1.99	1.33	1.92	(.98)	(2.11)
Total from investment
operations	4.12	2.01	1.26	1.90	(1.00)	(2.17)
Distributions from net
investment income	(.01)	—	(.01)	—	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.23)	—	(.01)	—	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 16.87	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82
Total ReturnB,C,D	32.17%	18.32%	12.97%	24.30%	(11.34)%	(19.75)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.84%A	2.94%	3.20%H	3.87%	3.33%	2.95%
Expenses net of fee
waivers, if any	2.25%A	2.32%	2.50%	2.50%	2.70%	2.75%
Expenses net of all
reductions	2.15%A	2.20%	2.43%	2.44%	2.65%	2.70%
Net investment income
(loss)	(.01)%A	.19%	(.68)%	(.26)%	(.26)%	(.61)%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 7,808	$ 6,415	$ 6,288	$ 5,596	$ 5,717	$ 6,507
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.54% to
3.20% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01
Income from Investment
Operations
Net investment income
(loss)E	—	.03	(.07)	(.02)	(.02)	(.06)
Net realized and unre
alized gain (loss)	4.11	1.99	1.33	1.92	(.99)	(2.11)
Total from investment
operations	4.11	2.02	1.26	1.90	(1.01)	(2.17)
Distributions from net
investment income	(.02)	—	(.01)	—	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.24)	—	(.01)	—	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 16.87	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84
Total ReturnB,C,D	32.10%	18.40%	12.96%	24.27%	(11.43)%	(19.71)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.76%A	2.86%	3.08%H	3.74%	3.22%	2.80%
Expenses net of fee
waivers, if any	2.25%A	2.30%	2.50%	2.50%	2.71%	2.75%
Expenses net of all
reductions	2.15%A	2.19%	2.43%	2.44%	2.66%	2.70%
Net investment income
(loss)	(.01)%A	.20%	(.68)%	(.26)%	(.27)%	(.61)%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 7,851	$ 4,566	$ 3,234	$ 3,076	$ 2,876	$ 4,393
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.41% to
3.08% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16
Income from Investment
Operations
Net investment income
(loss)D	.08	.16	.04	.06	.07	.04
Net realized and unre
alized gain (loss)	4.29	2.07	1.37	1.98	(1.02)	(2.15)
Total from investment
operations	4.37	2.23	1.41	2.04	(.95)	(2.11)
Distributions from net
investment income	(.17)	—	(.08)	(.07)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.39)	—	(.08)	(.07)	—	—
Redemption fees added to
paid in capitalD	—F	—F	—F	—	—	—
Net asset value, end of
period	$ 17.61	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05
Total ReturnB,C	32.85%	19.56%	14.07%	25.39%	(10.50)%	(18.91)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.67%A	1.73%	1.95%G	2.56%	2.07%	1.75%
Expenses net of fee
waivers, if any	1.25%A	1.31%	1.50%	1.50%	1.71%	1.75%
Expenses net of all
reductions	1.15%A	1.20%	1.43%	1.44%	1.66%	1.69%
Net investment income
(loss)	1.00%A	1.20%	.32%	.73%	.74%	.40%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 1,902	$ 566	$ 457	$ 371	$ 681	$ 820
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 2.29% to
1.95% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

20

1. Significant Accounting Policies continued
Security Valuation continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,694,760
Unrealized depreciation	(446,833)
Net unrealized appreciation (depreciation)	$ 8,247,927
Cost for federal income tax purposes	$ 43,567,497

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

22

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $30,906,052 and $19,299,300, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 9,453	$ 225
Class T	.25%	.25%	28,730	—
Class B	.75%	.25%	35,169	26,458
Class C	.75%	.25%	28,534	3,983
			$ 101,886	$ 30,666

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 7,306
Class T	2,302
Class B*	5,366
Class C*	159
$ 15,133

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of Average
	Amount	Net Assets
Class A	$ 14,550	.39*
Class T	22,654	.39*
Class B	14,080	.40*
Class C	9,304	.33*
Institutional Class	881	.21*
	$ 61,469
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of (FMR).

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $43 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $6,309.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 20,670
Class T	1.75%	31,822
Class B	2.25%	20,816
Class C	2.25%	14,553
Institutional Class	1.25%	1,816
		$ 89,677

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,163 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims

Semiannual Report

26

8. Other continued

that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 47,167	$ —
Class T	54,756	—
Class B	2,978	—
Class C	6,844	—
Institutional Class	8,208	—
Total	$ 119,953	$ —
From net realized gain
Class A	$ 79,213	$ —
Class T	145,136	—
Class B	109,180	—
Class C	79,243	—
Institutional Class	10,560	—
Total	$ 423,332	$ —

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	468,653	142,065	$ 7,297,738	$ 1,846,794
Reinvestment of
distributions	8,427	—	115,445	—
Shares redeemed	(56,496)	(61,807)	(848,636)	(785,579)
Net increase
(decrease)	420,584	80,258	$ 6,564,547	$ 1,061,215
Class T
Shares sold	660,472	181,461	$ 10,572,957	$ 2,307,799
Reinvestment of
distributions	14,225	—	193,750	—
Shares redeemed	(128,326)	(237,354)	(1,882,788)	(3,017,826)
Net increase
(decrease)	546,371	(55,893)	$ 8,883,919	$ (710,027)
Class B
Shares sold	74,298	100,137	$ 1,108,670	$ 1,230,979
Reinvestment of
distributions	7,684	—	102,344	—
Shares redeemed	(113,372)	(179,115)	(1,683,692)	(2,234,526)
Net increase
(decrease)	(31,390)	(78,978)	$ (472,678)	$ (1,003,547)
Class C
Shares sold	141,876	158,915	$ 2,166,104	$ 2,022,824
Reinvestment of
distributions	5,509	—	73,380	—
Shares redeemed	(33,391)	(102,054)	(492,320)	(1,269,222)
Net increase
(decrease)	113,994	56,861	$ 1,747,164	$ 753,602
Institutional Class
Shares sold	70,877	6,137	$ 1,171,197	$ 77,208
Reinvestment of
distributions	1,054	—	14,581	—
Shares redeemed	(5,453)	(4,745)	(90,360)	(59,669)
Net increase
(decrease)	66,478	1,392	$ 1,095,418	$ 17,539

Semiannual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Europe Capital Appreciation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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35 Semiannual Report

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37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AEUR-USAN-0606 1.784875.103

Fidelity® Advisor Europe Capital Appreciation Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,325.60	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,324.90	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,321.70	$ 12.95
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,321.00	$ 12.95
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,328.50	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Synthes, Inc. (United States of America, Health
Care Equipment & Supplies)	2.9	0.0
Benfield Group PLC (United Kingdom, Insurance)	2.7	0.0
Bayer AG (Germany, Chemicals)	2.5	2.0
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	2.5	0.5
Infineon Technologies AG (Germany,
Semiconductors & Semiconductor Equipment)	2.3	0.0
	12.9
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.0	20.1
Consumer Discretionary	13.2	11.1
Materials	11.1	7.4
Energy	10.3	18.4
Industrials	7.0	5.1
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Germany	14.1	12.5
United Kingdom	10.3	23.4
Switzerland	8.8	7.7
France	7.8	10.8
Norway	7.6	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 82.2%
	Shares	Value (Note 1)

Argentina – 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR	28,600	$ 496,782
Austria – 1.8%
Flughafen Wien AG	7,000	533,956
OMV AG	6,100	424,130
TOTAL AUSTRIA		958,086

Canada 3.9%
European Goldfields Ltd. (a)	203,900	789,702
First Quantum Minerals Ltd.	11,500	555,868
MagIndustries Corp. (a)	76,640	109,682
MagIndustries Corp. (a)(e)	99,600	128,286
New Flyer Industries, Inc. / New Flyer Canada	55,300	420,438
TOTAL CANADA		2,003,976

Finland – 1.1%
Metso Corp.	14,600	580,233
France – 7.8%
Compagnie Generale de Geophysique SA (a)	3,000	484,852
Icade SA	7,800	335,475
Lagardere S.C.A. (Reg.)	5,300	437,982
Pernod Ricard SA	4,125	799,902
Renault SA	7,700	893,753
Total SA sponsored ADR	7,700	1,062,754
TOTAL FRANCE		4,014,718

Germany – 13.5%
Bayer AG	28,400	1,311,768
Deutsche Postbank AG	5,400	412,862
E.ON AG (d)	8,500	1,035,045
Infineon Technologies AG (a)	97,000	1,185,340
Lanxess AG (a)	22,300	912,130
MAN AG	6,500	492,782
Premiere AG (a)	50,400	826,633
SAP AG	3,600	786,672
TOTAL GERMANY		6,963,232

Greece – 1.1%
Greek Organization of Football Prognostics SA	14,900	550,799
Hong Kong – 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	266,000	185,263
Italy 4.7%
Banca Intesa Spa	61,105	363,109

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Italy – continued
Banca Italease Spa	12,000	$ 730,647
FASTWEB Spa	12,027	604,223
Unicredito Italiano Spa	95,000	715,904
TOTAL ITALY		2,413,883

Luxembourg 2.1%
Millicom International Cellular SA unit (a)	22,576	1,109,088
Netherlands – 6.2%
Completel Europe NV (a)	4,740	313,364
ING Groep NV (Certificaten Van Aandelen)	24,030	975,137
Reed Elsevier NV	54,400	806,447
Tele Atlas NV (a)	43,222	1,098,800
TOTAL NETHERLANDS		3,193,748

Norway 7.6%
Petroleum Geo-Services ASA (a)	14,600	822,195
Statoil ASA	32,000	1,054,237
TANDBERG ASA	10,700	108,966
TANDBERG Television ASA (a)	21,800	438,703
TGS Nopec Geophysical Co. ASA (a)	10,850	728,992
Yara International ASA	49,200	792,479
TOTAL NORWAY		3,945,572

Philippines – 0.4%
Semirara Mining Corp.	399,000	212,172
Russia – 1.1%
JSC MMC ’Norilsk Nickel’ sponsored ADR	3,600	477,000
Polyus Gold Co. Zao ADR (a)	3,000	104,400
TOTAL RUSSIA		581,400

Spain – 1.7%
Banco Bilbao Vizcaya Argentaria SA	39,800	877,988
Sweden – 3.5%
Micronic Laser Systems AB (a)	38,700	786,254
OMX AB	3,000	57,688
Swedish Match Co.	64,400	967,072
TOTAL SWEDEN		1,811,014

Switzerland – 8.8%
Actelion Ltd. (Reg.) (a)	11,537	1,304,110
Credit Suisse Group (Reg.)	14,610	917,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

Switzerland – continued
Novartis AG:
(Reg.)	10,897	$ 626,686
sponsored ADR	3,000	172,530
Swissfirst AG	1,628	142,416
Syngenta AG:
warrants 5/22/06 (a)	5,453	8,749
(Switzerland)	4,187	581,574
The Swatch Group AG (Reg.)	21,591	792,059
TOTAL SWITZERLAND		4,545,740

Turkey 0.5%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	72,425	267,247
Selcuk Ecza Deposu Tic AS	4,000	20,265
TOTAL TURKEY		287,512

United Kingdom – 10.3%
Amlin PLC	17,270	88,662
BAE Systems PLC	125,100	952,531
Benfield Group PLC	197,600	1,400,049
BG Group PLC	42,203	567,252
Chaucer Holdings PLC	494,083	621,748
ITV PLC	360,600	756,291
NETeller PLC (a)	40,467	571,963
Standard Chartered PLC (United Kingdom)	14,200	377,064
TOTAL UNITED KINGDOM		5,335,560

United States of America – 4.8%
NTL, Inc. (a)	36,350	998,898
Synthes, Inc.	11,872	1,474,068
TOTAL UNITED STATES OF AMERICA		2,472,966

TOTAL COMMON STOCKS
(Cost $34,555,355)		42,539,732

Nonconvertible Preferred Stocks 2.9%

Germany – 0.6%
Porsche AG (non-vtg.)	330	329,120
Italy 2.3%
Istituto Finanziario Industriale Spa (IFI) (a)	48,900	1,163,130
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,146,751)		1,492,250

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 15.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	6,703,092	$ 6,703,092
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	1,080,350	1,080,350
TOTAL MONEY MARKET FUNDS
(Cost $7,783,442)		7,783,442
TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $43,485,548)		51,815,424

NET OTHER ASSETS – (0.2)%		(87,621)
NET ASSETS 100%		$ 51,727,803

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $128,286 or
0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
MagIndustries
Corp.	3/16/06	$ 105,824

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 71,446
Fidelity Securities Lending Cash Central Fund	6,309
Total	$ 77,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $1,035,045) See accompanying
schedule:
Unaffiliated issuers (cost $35,702,106)	$ 44,031,982
Affiliated Central Funds (cost $7,783,442)	7,783,442
Total Investments (cost $43,485,548)		$ 51,815,424
Receivable for investments sold		74,625
Receivable for fund shares sold		2,455,508
Dividends receivable		153,661
Interest receivable		19,427
Prepaid expenses		72
Receivable from investment adviser for expense
reductions		22,097
Other affiliated receivables		1,646
Other receivables		14,924
Total assets		54,557,384

Liabilities
Payable for investments purchased	$ 1,550,084
Payable for fund shares redeemed	102,065
Accrued management fee	26,912
Distribution fees payable	21,905
Other affiliated payables	13,940
Other payables and accrued expenses	34,325
Collateral on securities loaned, at value	1,080,350
Total liabilities		2,829,581

Net Assets		$ 51,727,803
Net Assets consist of:
Paid in capital		$ 40,604,153
Undistributed net investment income		50,919
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		2,739,787
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		8,332,944
Net Assets		$ 51,727,803

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($13,196,467 ÷ 757,961 shares)	$ 17.41
Maximum offering price per share (100/94.25 of $17.41)	$ 18.47
Class T:
Net Asset Value and redemption price per share
($20,970,138 ÷ 1,213,002 shares)	$ 17.29
Maximum offering price per share (100/96.50 of $17.29)	$ 17.92
Class B:
Net Asset Value and offering price per share
($7,808,202 ÷ 462,709 shares)A	$ 16.87
Class C:
Net Asset Value and offering price per share
($7,851,278 ÷ 465,291 shares)A	$ 16.87
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($1,901,718 ÷ 108,003 shares)	$ 17.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 296,599
Income from affiliated Central Funds		77,755
		374,354
Less foreign taxes withheld		(24,564)
Total income		349,790

Expenses
Management fee	$ 117,089
Transfer agent fees	61,469
Distribution fees	101,886
Accounting and security lending fees	9,379
Independent trustees’ compensation	59
Custodian fees and expenses	29,327
Registration fees	52,987
Audit	23,225
Legal	109
Miscellaneous	133
Total expenses before reductions	395,663
Expense reductions	(105,840)	289,823

Net investment income (loss)		59,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,779,275
Foreign currency transactions	(3,469)
Total net realized gain (loss)		2,775,806
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,628,344
Assets and liabilities in foreign currencies	3,429
Total change in net unrealized appreciation
(depreciation)		6,631,773
Net gain (loss)		9,407,579
Net increase (decrease) in net assets resulting from
operations		$ 9,467,546

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,967	$ 124,945
Net realized gain (loss)	2,775,806	4,326,987
Change in net unrealized appreciation (depreciation) .	6,631,773	(573,925)
Net increase (decrease) in net assets resulting
from operations	9,467,546	3,878,007
Distributions to shareholders from net investment income .	(119,953)	—
Distributions to shareholders from net realized gain	(423,332)	—
Total distributions	(543,285)	—
Share transactions - net increase (decrease)	17,818,370	118,782
Redemption fees	1,095	568
Total increase (decrease) in net assets	26,743,726	3,997,357

Net Assets
Beginning of period	24,984,077	20,986,720
End of period (including undistributed net investment
income of $50,919 and undistributed net investment
income of $111,189, respectively)	$ 51,727,803	$ 24,984,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13
Income from Investment
Operations
Net investment income
(loss)E	.06	.12	.01	.04	.05	.01
Net realized and unre
alized gain (loss)	4.23	2.05	1.37	1.98	(1.02)	(2.14)
Total from investment
operations	4.29	2.17	1.38	2.02	(.97)	(2.13)
Distributions from net
investment income	(.13)	—	(.08)	(.05)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.35)	—	(.08)	(.05)	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 17.41	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00
Total ReturnB,C,D	32.56%	19.20%	13.87%	25.30%	(10.78)%	(19.14)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.05%A	2.16%	2.41%H	3.07%	2.57%	2.16%
Expenses net of fee
waivers, if any	1.50%A	1.55%	1.75%	1.75%	1.96%	2.00%
Expenses net of all
reductions	1.40%A	1.44%	1.68%	1.69%	1.91%	1.95%
Net investment income
(loss)	.74%A	.95%	.07%	.49%	.48%	.14%
Supplemental Data
Net assets, end of
period (000 omitted)	$13,197	$ 4,544	$ 2,905	$ 3,346	$ 2,071	$ 2,577
Portfolio turnover rate	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 2.74% to
2.41% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95	11.09
Income from Investment
Operations
Net investment income
(loss)E	.04	.09	(.02)	.02	.02	(.01)
Net realized and unre
alized gain (loss)	4.21	2.04	1.36	1.96	(.99)	(2.13)
Total from investment
operations	4.25	2.13	1.34	1.98	(.97)	(2.14)
Distributions from net
investment income	(.08)	—	(.06)	(.03)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.30)	—	(.06)	(.03)	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 17.29	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95
Total ReturnB,C,D	32.49%	19.00%	13.54%	24.90%	(10.84)%	(19.30)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.30%A	2.45%	2.70%H	3.34%	2.80%	2.40%
Expenses net of fee
waivers, if any	1.75%A	1.81%	2.00%	2.00%	2.20%	2.25%
Expenses net of all
reductions	1.65%A	1.70%	1.93%	1.94%	2.16%	2.19%
Net investment income
(loss)	.49%A	.70%	(.18)%	.24%	.24%	(.10)%
Supplemental Data
Net assets, end of
period (000 omitted)	$20,970	$ 8,893	$ 8,102	$ 7,628	$ 7,079	$ 9,749
Portfolio turnover rate	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.03% to
2.70% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99
Income from Investment
Operations
Net investment income
(loss)E	—	.02	(.07)	(.02)	(.02)	(.06)
Net realized and unre
alized gain (loss)	4.12	1.99	1.33	1.92	(.98)	(2.11)
Total from investment
operations	4.12	2.01	1.26	1.90	(1.00)	(2.17)
Distributions from net
investment income	(.01)	—	(.01)	—	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.23)	—	(.01)	—	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 16.87	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82
Total ReturnB,C,D	32.17%	18.32%	12.97%	24.30%	(11.34)%	(19.75)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.84%A	2.94%	3.20%H	3.87%	3.33%	2.95%
Expenses net of fee
waivers, if any	2.25%A	2.32%	2.50%	2.50%	2.70%	2.75%
Expenses net of all
reductions	2.15%A	2.20%	2.43%	2.44%	2.65%	2.70%
Net investment income
(loss)	(.01)%A	.19%	(.68)%	(.26)%	(.26)%	(.61)%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 7,808	$ 6,415	$ 6,288	$ 5,596	$ 5,717	$ 6,507
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.54% to
3.20% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01
Income from Investment
Operations
Net investment income
(loss)E	—	.03	(.07)	(.02)	(.02)	(.06)
Net realized and unre
alized gain (loss)	4.11	1.99	1.33	1.92	(.99)	(2.11)
Total from investment
operations	4.11	2.02	1.26	1.90	(1.01)	(2.17)
Distributions from net
investment income	(.02)	—	(.01)	—	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.24)	—	(.01)	—	—	—
Redemption fees added to
paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 16.87	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84
Total ReturnB,C,D	32.10%	18.40%	12.96%	24.27%	(11.43)%	(19.71)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.76%A	2.86%	3.08%H	3.74%	3.22%	2.80%
Expenses net of fee
waivers, if any	2.25%A	2.30%	2.50%	2.50%	2.71%	2.75%
Expenses net of all
reductions	2.15%A	2.19%	2.43%	2.44%	2.66%	2.70%
Net investment income
(loss)	(.01)%A	.20%	(.68)%	(.26)%	(.27)%	(.61)%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 7,851	$ 4,566	$ 3,234	$ 3,076	$ 2,876	$ 4,393
Portfolio turnover rate	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.
H As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 3.41% to
3.08% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16
Income from Investment
Operations
Net investment income
(loss)D	.08	.16	.04	.06	.07	.04
Net realized and unre
alized gain (loss)	4.29	2.07	1.37	1.98	(1.02)	(2.15)
Total from investment
operations	4.37	2.23	1.41	2.04	(.95)	(2.11)
Distributions from net
investment income	(.17)	—	(.08)	(.07)	—	—
Distributions from net
realized gain	(.22)	—	—	—	—	—
Total distributions	(.39)	—	(.08)	(.07)	—	—
Redemption fees added to
paid in capitalD	—F	—F	—F	—	—	—
Net asset value, end of
period	$ 17.61	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05
Total ReturnB,C	32.85%	19.56%	14.07%	25.39%	(10.50)%	(18.91)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.67%A	1.73%	1.95%G	2.56%	2.07%	1.75%
Expenses net of fee
waivers, if any	1.25%A	1.31%	1.50%	1.50%	1.71%	1.75%
Expenses net of all
reductions	1.15%A	1.20%	1.43%	1.44%	1.66%	1.69%
Net investment income
(loss)	1.00%A	1.20%	.32%	.73%	.74%	.40%
Supplemental Data
Net assets, end of
period (000 omitted)	$ 1,902	$ 566	$ 457	$ 371	$ 681	$ 820
Portfolio turnover rate .	129%A	135%	123%	199%	137%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As a result of an overaccrual of expenses for the year ended October 31, 2004, the ratio previously reported has been revised from 2.29% to
1.95% . The change had no impact on net investment income, total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

20

1. Significant Accounting Policies continued
Security Valuation continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,694,760
Unrealized depreciation	(446,833)
Net unrealized appreciation (depreciation)	$ 8,247,927
Cost for federal income tax purposes	$ 43,567,497

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

22

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $30,906,052 and $19,299,300, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 9,453	$ 225
Class T	.25%	.25%	28,730	—
Class B	.75%	.25%	35,169	26,458
Class C	.75%	.25%	28,534	3,983
			$ 101,886	$ 30,666

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 7,306
Class T	2,302
Class B*	5,366
Class C*	159
$ 15,133

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of Average
	Amount	Net Assets
Class A	$ 14,550	.39*
Class T	22,654	.39*
Class B	14,080	.40*
Class C	9,304	.33*
Institutional Class	881	.21*
	$ 61,469
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of (FMR).

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $43 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $6,309.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 20,670
Class T	1.75%	31,822
Class B	2.25%	20,816
Class C	2.25%	14,553
Institutional Class	1.25%	1,816
		$ 89,677

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,163 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims

Semiannual Report

26

8. Other continued

that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 47,167	$ —
Class T	54,756	—
Class B	2,978	—
Class C	6,844	—
Institutional Class	8,208	—
Total	$ 119,953	$ —
From net realized gain
Class A	$ 79,213	$ —
Class T	145,136	—
Class B	109,180	—
Class C	79,243	—
Institutional Class	10,560	—
Total	$ 423,332	$ —

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	468,653	142,065	$ 7,297,738	$ 1,846,794
Reinvestment of
distributions	8,427	—	115,445	—
Shares redeemed	(56,496)	(61,807)	(848,636)	(785,579)
Net increase
(decrease)	420,584	80,258	$ 6,564,547	$ 1,061,215
Class T
Shares sold	660,472	181,461	$ 10,572,957	$ 2,307,799
Reinvestment of
distributions	14,225	—	193,750	—
Shares redeemed	(128,326)	(237,354)	(1,882,788)	(3,017,826)
Net increase
(decrease)	546,371	(55,893)	$ 8,883,919	$ (710,027)
Class B
Shares sold	74,298	100,137	$ 1,108,670	$ 1,230,979
Reinvestment of
distributions	7,684	—	102,344	—
Shares redeemed	(113,372)	(179,115)	(1,683,692)	(2,234,526)
Net increase
(decrease)	(31,390)	(78,978)	$ (472,678)	$ (1,003,547)
Class C
Shares sold	141,876	158,915	$ 2,166,104	$ 2,022,824
Reinvestment of
distributions	5,509	—	73,380	—
Shares redeemed	(33,391)	(102,054)	(492,320)	(1,269,222)
Net increase
(decrease)	113,994	56,861	$ 1,747,164	$ 753,602
Institutional Class
Shares sold	70,877	6,137	$ 1,171,197	$ 77,208
Reinvestment of
distributions	1,054	—	14,581	—
Shares redeemed	(5,453)	(4,745)	(90,360)	(59,669)
Net increase
(decrease)	66,478	1,392	$ 1,095,418	$ 17,539

Semiannual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Europe Capital Appreciation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AEURI-USAN-0606 1.784876.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Europe Capital Appreciation Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Europe Capital Appreciation Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 16, 2006